UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Investment Management, Inc.
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number:	028-04355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Terry R. Otton
Chief Operating Officer
(415) 591-2700
Signature, Place, and Date of Signing:

/s/Terry R. Otton	    San Francisco, CA	  November 15, 2004

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

13F Summary Page

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:	5,734

List of Other Included Managers:	None

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
ISSUER        	     TYPE           CUSIP      VALUE      SHS  INVEST  VOTG
                    	           	            (x1000)          DISCRET AUTH
Aaron Rents, Inc.       Com         002535201     101      4,625   sole  sole
Affirmative Insurance   Com         008272106      52      3,300   sole  sole
Alexion Pharmaceutical  Com         015351109      59      3,250   sole  sole
Amedisys, Inc.          Com         023436108      16        550   sole  sole
America Service Group   Com         02364L109      89      2,160   sole  sole
American Medical Secur  Com         02744P101      85      2,650   sole  sole
Applied Signal Technol  Com         038237103      61      1,900   sole  sole
ArthroCare Corp.        Com         043136100      54      1,860   sole  sole
Ashworth, Inc.          Com         04516h101      60      7,350   sole  sole
AtheroGenics, Inc.      Com         047439104      35      1,060   sole  sole
Beacon Roofing Supply,  Com         073685109      48      2,900   sole  sole
BEI Technologies, Inc.  Com         05538P104      55      1,990   sole  sole
BioMed Realty Trust, I  Com         09063H107      59      3,350   sole  sole
Bradley Pharmaceutical  Com         104576103      51      2,500   sole  sole
Brush Engineered Mater  Com         117421107      33      1,600   sole  sole
Cal Dive International  Com         127914109      64      1,800   sole  sole
Casual Male Retail Gro  Com         148711104      49      9,400   sole  sole
Ceradyne, Inc.          Com         156710105      70      1,600   sole  sole
Charlotte Russe Holdin  Com         161048103      60      5,200   sole  sole
Closure Medical Corp.   Com         189093107      46      3,250   sole  sole
CNET Networks, Inc.     Com         12613R104      62      6,800   sole  sole
Connetics Corp.         Com         208192104      38      1,420   sole  sole
Cost Plus, Inc.         Com         221485105      80      2,260   sole  sole
Cypress Bioscience, In  Com         232674507      39      3,300   sole  sole
Digitas, Inc.           Com         25388k104      84     10,850   sole  sole
Discovery Laboratories  Com         254668106       9      1,400   sole  sole
Durect Corp.            Com         266605104      15     11,000   sole  sole
Dynamex, Inc.           Com         26784f103      56      3,250   sole  sole
Embarcadero Technologi  Com         290787100      53      6,300   sole  sole
Endocardial Solutions,  Com         292962107      40      3,500   sole  sole
Engineered Support Sys  Com         292866100      73      1,600   sole  sole
EZCORP, Inc.            Com         302301106      54      6,200   sole  sole
FormFactor, Inc.        Com         346375108      49      2,550   sole  sole
Forward Air Corp.       Com         349853101      64      1,610   sole  sole
Grey Wolf, Inc.         Com         397888108      67     13,600   sole  sole
Guitar Center, Inc.     Com         402040109      58      1,350   sole  sole
Hologic, Inc.           Com         436440101      51      2,650   sole  sole
Image Entertainment, I  Com         452439201      44     10,600   sole  sole
Infinity Property & Ca  Com         45665q103      86      2,900   sole  sole
InfoSpace, Inc.         Com         45678t201      87      1,830   sole  sole
Intuitive Surgical, In  Com         46120e602      33      1,340   sole  sole
iShares Russell 2000 G  R 2000 GRO  464287648      76      1,300   sole  sole
j2 Global Communicatio  Com         46626E205      77      2,450   sole  sole
Jos. A. Bank Clothiers  Com         480838101      72      2,600   sole  sole
Jupitermedia Corp.      Com         48207D101      53      2,950   sole  sole
K2, Inc.                Com         482732104      77      5,350   sole  sole
Keynote Systems, Inc.   Com         493308100      88      6,200   sole  sole
Kforce, Inc.            Com         493732101      64      7,600   sole  sole
Kindred Healthcare, In  Com         494580103      74      3,050   sole  sole
LabOne, Inc.            Com         50540L105      77      2,650   sole  sole
Laureate Education, In  Com         518613104      74      1,980   sole  sole
Lionbridge Technologie  Com         536252109      49      5,750   sole  sole
LogicVision, Inc.       Com         54140W107      20     11,900   sole  sole
Marlin Business Servic  Com         571157106      59      3,140   sole  sole
Maverick Tube Corp.     Com         577914104      73      2,370   sole  sole
Merge Technologies, In  Com         589981109      68      3,950   sole  sole
Microsemi Corp.         Com         595137100      54      3,800   sole  sole
M-Systems Flash Disk P  ORD         M7061C100      59      3,600   sole  sole
Multimedia Games, Inc.  Com         625453105      44      2,860   sole  sole
Mykrolis Corp.          Com         62852p103      34      3,400   sole  sole
Nabi Biopharmaceutical  Com         629519109      33      2,500   sole  sole
Nara Bancorp, Inc.      Com         63080P105      49      2,450   sole  sole
Navigant Consulting, I  Com         63935n107      82      3,750   sole  sole
Netsolve Inc.           Com         64115j106      47      4,300   sole  sole
NTN Communications, In  Com         629410309      41     15,600   sole  sole
O2Micro International   ORD         g6797e106      58      5,400   sole  sole
Oil States Internation  Com         678026105      65      3,500   sole  sole
Old Dominion Freight L  Com         679580100      69      2,400   sole  sole
Open Solutions, Inc.    Com         68371p102      76      3,050   sole  sole
Orthovita, Inc.         Com         68750U102      46     10,300   sole  sole
Oscient Pharmaceutical  Com         68812r105      10      2,700   sole  sole
Oxford Industries, Inc  Com         691497309      56      1,510   sole  sole
Patterson-UTI Energy,   Com         703481101      86      4,500   sole  sole
Peet's Coffee & Tea, I  Com         705560100      26      1,100   sole  sole
PrivateBancorp, Inc.    Com         742962103      48      1,790   sole  sole
ProAssurance Corp.      Com         74267c106      54      1,550   sole  sole
Providence Service Cor  Com         743815102      66      3,400   sole  sole
QLT, Inc.               Com         746927102      45      2,700   sole  sole
RADWARE Ltd.            ORD         m81873107      58      2,650   sole  sole
RARE Hospitality Inter  Com         753820109      61      2,297   sole  sole
Rigel Pharmaceuticals,  Com         766559603      48      1,900   sole  sole
SafeNet, Inc.           Com         78645R107      49      1,850   sole  sole
Saxon Capital, Inc.     Com         80556t106      62      2,900   sole  sole
Scientific Games Corp.  Cl A        80874P109     120      6,300   sole  sole
Sigmatel, Inc.          Com         82661w107      60      2,850   sole  sole
Signature Bank          Com         82669G104      39      1,450   sole  sole
Silicon Image, Inc.     Com         82705t102      57      4,500   sole  sole
Southwest Bancorporati  Com         84476r109      58      2,900   sole  sole
SRS Labs, Inc.          Com         78464m106      49      9,200   sole  sole
Superior Energy Servic  Com         868157108      69      5,350   sole  sole
Synplicity, Inc.        Com         87160y108      36      7,000   sole  sole
Sypris Solutions, Inc.  Com         871655106      58      4,250   sole  sole
The Spectranetics Corp  Com         84760c107      50      9,700   sole  sole
ThermoGenesis Corp.     Com         883623209      41      8,500   sole  sole
Ultratech, Inc.         Com         904034105      55      3,500   sole  sole
Unit Corp.              Com         909218109      76      2,160   sole  sole
ValueClick, Inc.        Com         92046n102      84      8,900   sole  sole
Vitran Corp., Inc.      Com         92850E107      62      4,150   sole  sole
Wabash National Corp.   Com         929566107      50      1,810   sole  sole
Zoran Corp.             Com         98975F101      51      3,250   sole  sole